Income taxes (Details 3) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Accrued Income [Member]
IfrsStatementLineItems [Line Items]
Beginning		₩ (15,876)	₩ (54,469)
Changes resulting from business combinations		(603)
Increase (decrease)		(30,570)	38,593
Ending		(47,049)	(15,876)
Short-term financial instruments [Member]
IfrsStatementLineItems [Line Items]
Beginning		91,074	74,007
Changes resulting from business combinations		19,278
Increase (decrease)		14,934	17,067
Ending		125,286	91,074
Inventory [Member]
IfrsStatementLineItems [Line Items]
Beginning		569,966	220,559
Changes resulting from business combinations		(23,760)
Increase (decrease)		37,008	349,407
Ending		583,214	569,966
Property and equipment including right-of-use assets [Member]
IfrsStatementLineItems [Line Items]
Beginning		(2,052,129)	(2,261,920)
Changes resulting from business combinations		(44,226)
Increase (decrease)		927,989	209,791
Ending		(1,168,366)	(2,052,129)
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning		6,998	(10,712)
Changes resulting from business combinations		(129,352)
Increase (decrease)		607,864	17,710
Exchange Rate Diff		5,427
Ending		490,937	6,998
Allowance for bad debts [Member]
IfrsStatementLineItems [Line Items]
Beginning		395,217	267,801
Increase (decrease)		(5,102)	127,416
Ending		390,115	395,217
Investments in associate and subsidiary [Member]
IfrsStatementLineItems [Line Items]
Beginning	[1]	1,205,749	924,522
Changes resulting from business combinations	[1]	23,950
Increase (decrease)	[1]	(1,305,999)	281,227
Ending	[1]	(76,300)	1,205,749
Accrued Expenses [Member]
IfrsStatementLineItems [Line Items]
Beginning		(5,291)
Changes resulting from business combinations		175,901
Increase (decrease)		(65,189)	(5,291)
Ending		105,422	(5,291)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning		2,246,860	2,988,900
Changes resulting from business combinations		26,629
Increase (decrease)		(583,844)	(742,040)
Ending		1,689,645	2,246,860
Provisions [Member]
IfrsStatementLineItems [Line Items]
Beginning		175,126	192,644
Increase (decrease)		(43,162)	(17,518)
Ending		131,964	175,126
Investment property [member]
IfrsStatementLineItems [Line Items]
Beginning		(83,809)	(681,506)
Increase (decrease)		(361,321)	597,697
Ending		(445,130)	(83,809)
Defined Benefit Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning		117,936	143,140
Changes resulting from business combinations		53,066
Increase (decrease)		18,445	(25,204)
Ending		189,447	117,936
Brand [Member]
IfrsStatementLineItems [Line Items]
Beginning		(399,157)	(676,406)
Increase (decrease)		399,157	277,249
Ending			(399,157)
Contract assets [member]
IfrsStatementLineItems [Line Items]
Beginning
Changes resulting from business combinations		(60,788)
Increase (decrease)		54,869
Ending		(5,919)
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Beginning
Changes resulting from business combinations		(120,089)
Increase (decrease)		(79,337)
Ending		(199,427)
Prepayments [Member]
IfrsStatementLineItems [Line Items]
Beginning
Changes resulting from business combinations		(55,537)
Increase (decrease)		27,876
Ending		(27,661)
Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Beginning
Increase (decrease)		186,815
Exchange Rate Diff		3,514
Ending		190,330
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Beginning
Increase (decrease)		569,322
Exchange Rate Diff		10,710
Ending		580,031
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning		57,399
Changes resulting from business combinations		812,858
Increase (decrease)		768,957
Exchange Rate Diff		27,499
Ending		1,666,713	57,399
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning		2,310,064	1,177,293
Changes resulting from business combinations		683,358
Increase (decrease)		1,147,367	1,132,771
Exchange Rate Diff		47,150
Ending		4,187,939	2,310,064
Loss Carried Forward [Member]
IfrsStatementLineItems [Line Items]
Beginning		1,039,258	509,696
Changes resulting from business combinations		4,155,051
Increase (decrease)		2,546,380	529,562
Exchange Rate Diff		134,615
Ending		7,875,304	1,039,258
Carryover Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Beginning		3,118,117	4,246,455
Changes resulting from business combinations		346,716
Increase (decrease)		150,984	(1,128,338)
Ending		3,615,817	3,118,117
Unrecognized Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning	[1]	(5,855,583)	(6,044,706)
Changes resulting from business combinations	[1]	(5,268,632)
Increase (decrease)	[1]	(3,481,880)	189,123
Exchange Rate Diff	[1]	(181,764)
Ending	[1]	(14,787,859)	(5,855,583)
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning		611,857
Changes resulting from business combinations		(83,507)
Increase (decrease)		362,851
Ending		891,201	611,857
Others [Member]
IfrsStatementLineItems [Line Items]
Beginning		57,400	50,733
Increase (decrease)			6,667
Ending			57,400
Deferred Tax Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning		₩ 611,856	(111,262)
Increase (decrease)			723,118
Ending			₩ 611,856

[1]	As of December 31, 2024, the Company did not recognize deferred income tax asset for the temporary difference relating to investments in subsidiary as it is not probable such temporary differences can be utilized in the foreseeable future.